State Farm Life and Accident
Assurance Company Variable
Annuity Separate Account
                                                            One State Farm Plaza
                                                      Bloomington, IL 61710-0001
                                                                   (309)766-2029


February 28, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


Re: State Farm Life and Accident Assurance Company Variable Annuity Separate Account
     File No. 811-08831
     Rule 30b2-1 Filing


Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), State Farm Life and Accident Assurance Company Variable Annuity Separate Account, a unit investment trust registered under the Act, recently mailed to its policy owners the semi-annual report for the underlying management investment company, State Farm Variable Product Trust. This filing constitutes our filing of that report as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, on February 28, 2003, State Farm Variable Product Trust (File No. 811-08073) filed its semi-annual report with the Commission via EDGAR. To the extent necessary, that filing is incorporated herein by reference.

Sincerely,



/s/ Stan Short
Securities Products Manager